Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund	November 30, 2023 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.18%
Education Revenue Bonds — 16.20%
Bethel, Minnesota Charter School Lease Revenue
(Spectrum High School Project) Series A 4.00% 7/1/32	425,000	$ 390,061
Brooklyn Park, Minnesota Charter School Lease Revenue
(Prairie Seeds Academy Project) Series A 5.00% 3/1/34	455,000	426,471
Cologne, Minnesota Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/29	305,000	302,212
Series A 5.00% 7/1/34	150,000	144,039
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project) Series A 5.00% 11/1/38	400,000	374,780
Forest Lake, Minnesota Charter School Revenue
(Lakes International Language Academy Project) Series A 5.50% 8/1/36	420,000	418,828
Minneapolis, Minnesota Charter School Lease Revenue
(Cyber Village Academy Project) Series A 5.25% 6/1/42	250,000	234,527
(Hiawatha Academies Project) Series A 144A 5.00% 7/1/32 #	500,000	491,095
Minneapolis, Minnesota Student Housing Revenue
(Riverton Community Housing Project) 5.25% 8/1/39	250,000	250,318
Minnesota Higher Education Facilities Authority Revenue
5.00% 10/1/33	750,000	814,665
(Bethel University) 5.00% 5/1/32	375,000	375,330
(Carleton College) 4.00% 3/1/47	275,000	265,919
(Gustavus Adolphus College)
5.00% 10/1/34	435,000	459,430
5.00% 10/1/35	555,000	583,810
(Macalester College) 4.00% 3/1/42	235,000	232,991
(St. Catherine University)
5.00% 10/1/52	250,000	246,757
Series A 5.00% 10/1/35	565,000	589,018
(St. John's University) Series 8-I 5.00% 10/1/31	130,000	133,452
(St. Olaf College)
Series 8-G 5.00% 12/1/31	125,000	128,684
NQ- 309 [1123] 0124 (3318276)    1

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(St. Olaf College)
Series 8-G 5.00% 12/1/32	125,000	$ 128,660
(University of St. Thomas)
4.00% 10/1/36	300,000	302,121
5.00% 10/1/34	350,000	378,399
Series 7-U 4.00% 4/1/26	1,000,000	1,000,360
Minnesota Office of Higher Education Revenue
(Senior Supplemental Student Loan Program) 4.00% 11/1/42 (AMT)	200,000	189,504
St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	340,000	280,619
(Twin Cities Academy Project) Series A 5.30% 7/1/45	260,000	240,490
St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Great River School Project)
Series A 144A 4.75% 7/1/29 #	100,000	98,458
Series A 144A 5.25% 7/1/33 #	140,000	140,990
(Nova Classical Academy Project) Series A 4.00% 9/1/36	150,000	128,335
		9,750,323
Electric Revenue Bonds — 5.25%
Central Minnesota Municipal Power Agency Revenue
(Brookings SouthEast Twin Cities Transmission Project) 3.00% 1/1/38 (AGM)	300,000	257,256
Chaska, Minnesota Electric Revenue
(Generating Facilities) Series A 5.00% 10/1/28	250,000	258,540
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/30	240,000	243,394
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/30	235,000	247,377
Series A 5.00% 1/1/25	200,000	200,226
Rochester, Minnesota Electric Utility Revenue
Series A 5.00% 12/1/29	500,000	528,170
Series A 5.00% 12/1/31	575,000	606,550
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/46	375,000	382,489
2    NQ- 309 [1123] 0124 (3318276)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
Series A 4.00% 10/1/30	425,000	$ 435,056
		3,159,058
Healthcare Revenue Bonds — 38.26%
Anoka, Minnesota Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project) 5.375% 11/1/34	270,000	252,310
Apple Valley, Minnesota Senior Housing Revenue
(PHS Senior Housing, Inc. Orchard Path Project) 4.50% 9/1/53	500,000	426,505
Apple Valley, Minnesota Senior Living Revenue
(PHS Apple Valley Senior Housing Orchard Path Phase II Project) 4.00% 9/1/61	200,000	146,520
(Senior Living LLC Project)
3rd Tier Series C 4.25% 1/1/27	380,000	331,102
3rd Tier Series C 5.00% 1/1/32	400,000	301,368
Bethel, Minnesota Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities Project) Series A 5.50% 12/1/48	250,000	198,148
Bethel, Minnesota Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project) 5.00% 6/1/38	250,000	207,115
Chatfield, Minnesota Healthcare & Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/34	100,000	80,209
4.00% 9/1/39	100,000	73,264
Crookston, Minnesota Health Care Facilities Revenue
(Riverview Health Project) 5.00% 5/1/38	400,000	315,476
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project) Series A 144A 5.00% 8/1/36 #	350,000	342,590
Duluth Economic Development Authority Revenue
(Benedictine Health System) Series A 4.00% 7/1/31	500,000	442,895
NQ- 309 [1123] 0124 (3318276)    3

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Duluth Economic Development Authority Revenue
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	300,000	$ 289,992
Series A 5.00% 2/15/37	750,000	777,405
Series A 5.00% 2/15/53	2,610,000	2,613,863
Series A 5.25% 2/15/58	750,000	754,755
(St. Luke’s Hospital of Duluth Obligated Group) Series B 5.25% 6/15/47	500,000	502,640
Glencoe, Minnesota Health Care Facilities Revenue
(Glencoe Regional Health Services Project) 4.00% 4/1/26	270,000	267,737
Hayward, Minnesota Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group) 4.25% 8/1/24	103,334	101,812
Maple Grove, Minnesota Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	500,000	465,045
5.00% 5/1/28	1,000,000	1,038,670
(North Memorial Health Care) 5.00% 9/1/31	320,000	325,645
Minneapolis, Minnesota Health Care System Revenue
(Allina Health System) 4.00% 11/15/40	1,250,000	1,223,887
(Fairview Health Services)
Series A 5.00% 11/15/32	250,000	253,205
Series A 5.00% 11/15/33	860,000	898,124
Minneapolis, Minnesota Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project) 5.00% 11/1/35	530,000	474,901
Minneapolis. Minnesota Health Care System Revenue
(Fairview Health Services) Series A 5.00% 11/15/34	500,000	505,090
Rochester, Minnesota Health Care & Housing Revenue
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	290,000	280,117
Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/39	3,100,000	3,138,936
Series B 5.00% 11/15/33	150,000	175,033
4    NQ- 309 [1123] 0124 (3318276)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Sauk Rapids, Minnesota Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	575,000	$ 475,536
Shakopee, Minnesota Health Care Facilities Revenue
(St. Francis Regional Medical Center) 5.00% 9/1/34	165,000	165,586
St. Cloud, Minnesota Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	1,000,000	930,530
Series A 4.00% 5/1/37	240,000	239,141
Series A 5.00% 5/1/46	235,000	237,157
St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/27	1,205,000	1,274,167
(Episcopal Homes Project) 5.00% 5/1/33	500,000	460,695
(HealthPartners Obligated Group Project) Series A 5.00% 7/1/33	965,000	978,172
Wayzata, Minnesota Senior Housing Revenue
(Folkestone Senior Living Community) 5.00% 8/1/54	375,000	347,340
West St. Paul, Minnesota Housing & Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project) 5.00% 11/1/37	250,000	238,648
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.00% 12/1/34	500,000	476,010
		23,027,341
Housing Revenue Bonds — 1.87%
Minnesota Housing Finance Agency Residential Housing Finance Revenue
Series F 4.20% 7/1/38	350,000	352,971
Series I 2.00% 7/1/40	275,000	195,913
Minnesota Housing Finance Agency Revenue
Series O 4.45% 7/1/38	300,000	306,588
NQ- 309 [1123] 0124 (3318276)    5

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Northwest Multi-County Housing & Redevelopment Authority Revenue
(Pooled Housing Program) 5.50% 7/1/45	285,000	$ 268,197
		1,123,669
Industrial Development Revenue/Pollution Control Revenue Bond — 2.18%
St. Paul, Minnesota Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 #	1,385,000	1,312,398
		1,312,398
Lease Revenue Bonds — 1.16%
Hibbing Independent School District No. 701 Revenue
Series A 3.00% 3/1/41	250,000	206,577
New London Economic Development Authority Revenue
(SWWC Service Cooperative Lease With Option to Purchase Project) 4.50% 2/1/33	500,000	492,595
		699,172
Local General Obligation Bonds — 19.53%
Anoka-Hennepin Independent School District No. 11
(Minnesota School District Credit Enhancement Program) Series A 3.00% 2/1/45	500,000	411,185
Cass Lake-Bena Independent School District No. 115
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/41	130,000	130,750
Series A 4.00% 2/1/42	320,000	321,344
Series A 4.00% 2/1/43	275,000	275,682
Cottage Grove, Minnesota
Series A 3.00% 2/1/35	500,000	466,930
Elk River Independent School District No. 728
Series A 3.00% 2/1/40	415,000	348,700
Hennepin County, Minnesota
Series A 5.00% 12/1/36	1,500,000	1,574,865
Series A 5.00% 12/1/38	1,055,000	1,118,142
Lakeville Independent School District No. 194
(Minnesota School District Credit Enhancement Program) Series B 4.00% 2/1/28	1,475,000	1,546,213
Maple Grove, Minnesota
Series A 4.00% 2/1/35	210,000	219,366
6    NQ- 309 [1123] 0124 (3318276)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Marshall, Minnesota General Obligation Improvement
Series B 4.00% 4/1/28	275,000	$ 287,546
Metropolitan Council General Obligation Wastewater
(Minneapolis-St. Paul Metropolitan Area) Series C 4.00% 3/1/43	175,000	173,362
Minneapolis Special School District No. 1
(School Building) Series B 4.00% 2/1/39	1,360,000	1,369,085
Minneapolis, Minnesota
(Green Bonds)
3.00% 12/1/37	425,000	375,445
3.00% 12/1/42	600,000	500,724
Rice County, Minnesota
Series A 5.00% 2/1/44	715,000	786,142
Rosemount, Minnesota
Series A 4.00% 2/1/53	350,000	341,274
Rosemount-Apple Valley-Eagan Independent School District No. 196
Series A 4.00% 2/1/44	340,000	337,566
St. Cloud, Minnesota General Obligation Tax Abatement
Series C 3.00% 10/1/32	425,000	412,989
Virginia Independent School District No. 706
Series A 3.00% 2/1/40	295,000	252,207
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/42	600,000	502,116
		11,751,633
Pre-Refunded/Escrowed to Maturity Bond — 0.20%
St. Paul, Minnesota Housing & Redevelopment Authority Hospital Facility
(Healtheast Care System Project) Series A 5.00% 11/15/30-25 §	120,000	123,316
		123,316
Special Tax Revenue Bonds — 2.84%
Minneapolis, Minnesota Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/27	150,000	152,742
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	830,000	808,561
Series A-1 4.62% 7/1/46 ^	530,000	156,398
Series A-1 4.75% 7/1/53	195,000	184,542
NQ- 309 [1123] 0124 (3318276)    7

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 5.216% 7/1/51 ^	289,000	$ 62,875
Series A-2 4.536% 7/1/53	378,000	345,446
		1,710,564
State General Obligation Bonds — 5.92%
Commonwealth of Puerto Rico
(Restructured) Series A-1 4.00% 7/1/37	180,000	161,257
Minnesota State
Series A 5.00% 9/1/31	1,750,000	2,030,997
Series A 5.00% 8/1/34	1,000,000	1,095,710
Series A 5.00% 8/1/39	250,000	271,820
		3,559,784
Transportation Revenue Bonds — 3.78%
Minneapolis–St. Paul Metropolitan Airports Commission Revenue
(Private Activity)
Series B 5.00% 1/1/32 (AMT)	125,000	133,941
Series B 5.00% 1/1/39 (AMT)	715,000	743,278
(Subordinate) Series A 5.00% 1/1/44	1,000,000	1,042,600
St. Paul, Minnesota Housing & Redevelopment Authority Revenue
(Parking Enterprise) Series A 4.00% 8/1/28	350,000	354,743
		2,274,562
8    NQ- 309 [1123] 0124 (3318276)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bond — 0.99%
Metropolitan Council General Obligation Wastewater Revenue (Minneapolis St. Paul Metropolitan Area)
Series C 4.00% 3/1/32	585,000	$ 597,958
		597,958
Total Municipal Bonds (cost $60,201,568)		59,089,778
Total Value of Securities—98.18% (cost $60,201,568)		59,089,778

Receivables and Other Assets Net of Liabilities—1.82%		1,093,293
Net Assets Applicable to 6,042,139 Shares Outstanding—100.00%		$60,183,071
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2023, the aggregate value of Rule 144A securities was $2,385,531, which represents 3.96% of the Fund's net assets.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
LLC – Limited Liability Corporation
USD – US Dollar
NQ- 309 [1123] 0124 (3318276)    9